Software (Tables)	12 Months Ended
Dec. 31, 2025
Software [Member]
Statement [LineItems]
Summary of Software

Software consists of the following:

(millions of U.S. dollars)	Internally Developed	Acquisitions - Business Combinations(1)	Purchased	Total
Cost:
December 31, 2023	5,140	636	82	5,858
Additions	569	306	2	877
Removed from service	(99)	-	-	(99)
Disposals of businesses	(52)	-	-	(52)
Translation and other, net	8	(20)	(2)	(14)
December 31, 2024	5,566	922	82	6,570
Additions	593	288	-	881
Removed from service	(120)	-	-	(120)
Disposals of businesses	(2)	-	-	(2)
Translation and other, net	6	47	1	54
December 31, 2025	6,043	1,257	83	7,383
Accumulated amortization:
December 31, 2023	(4,288)	(256)	(78)	(4,622)
Amortization	(469)	(147)	(2)	(618)
Removed from service	99	-	-	99
Disposals of businesses	27	-	-	27
Translation and other, net	(3)	(1)	1	(3)
December 31, 2024	(4,634)	(404)	(79)	(5,117)
Amortization	(513)	(206)	(2)	(721)
Removed from service	120	-	-	120
Disposals of businesses	2	-	-	2
Translation and other, net	(5)	(16)	(1)	(22)
December 31, 2025	(5,030)	(626)	(82)	(5,738)
Carrying amount:
December 31, 2024	932	518	3	1,453
December 31, 2025	1,013	631	1	1,645

(1)
See note 30 for further information on acquired software assets.